SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after June 30, 2023 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the period ended June 30, 2023, except for the following:

On July 18, 2023, the Company entered into an Original Issue Discount Senior Convertible Debentures totaling (i) $110,000 aggregate principal amount of Note (total of $100,000 cash was received) due July 18, 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 733,334 shares of the Company’s Common Stock at an exercise price of $0.25 per share. The conversion price for the principal in connection with voluntary conversions by the holders of the convertible notes is $0.15 per share.

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2022 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the period ended December 31, 2022, except for the following:

Warrants

In March 2023, the Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same. A total of 8,899,019 warrants were exchanged for 4,449,512 shares of the Company’s common stock through March 24, 2023.

2023 Convertible Notes

During the three months ended March 31, 2023, the Company entered into an Original Issue Discount Senior Convertible Debentures totaling (i) $970,200 aggregate principal amount of Note (total of $882,000 cash was received) due in various dates in January through March 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 6,468,004 shares of the Company’s Common Stock at an exercise price of $0.25 per share. The conversion price for the principal in connection with voluntary conversions by the holders of the convertible notes is $0.15 per share.